Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Global Counterpoint Portfolio
Global Endurance Portfolio
Global Permanence Portfolio

Effective June 28, 2019, the last sentence of the fifth paragraph of the section of the Prospectus entitled "Fund Summary—Global Counterpoint Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Effective June 28, 2019, the last sentence of the fourth paragraph of the section of the Prospectus entitled "Fund Summary—Global Endurance Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Effective June 28, 2019, the last sentence of the fifth paragraph of the section of the Prospectus entitled "Fund Summary—Global Permanence Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Effective June 28, 2019, the last sentence of the fourth paragraph of the section of the Prospectus entitled "Details of the Funds—Global Counterpoint Portfolio—Process" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Effective June 28, 2019, the last sentence of the fourth paragraph of the section of the Prospectus entitled "Details of the Funds—Global Endurance Portfolio—Process" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Effective June 28, 2019, the last sentence of the fifth paragraph of the section of the Prospectus entitled "Details of the Funds—Global Permanence Portfolio—Process" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Please retain this supplement for future reference.

  IFIMULTIGLOBALPROSUP 6/19

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Global Advantage Portfolio

Effective June 28, 2019, the last sentence of the fourth paragraph of the section of the Prospectus entitled "Fund Summary—Global Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Effective June 28, 2019, the last sentence of the fourth paragraph of the section of the Prospectus entitled "Details of the Funds—Global Advantage Portfolio—Process" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Please retain this supplement for future reference.

  IFIGAPROSUP 6/19

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Global Concentrated Real Estate Portfolio
Global Infrastructure Portfolio

Effective June 28, 2019, the last sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Global Concentrated Real Estate Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the FTSE EPRA Nareit Developed Real Estate Net Total Return Index, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Effective June 28, 2019, the last sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Global Infrastructure Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Effective June 28, 2019, the last sentence of the section of the Prospectus entitled "Details of the Funds—Global Concentrated Real Estate Portfolio—Approach" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the FTSE EPRA Nareit Developed Real Estate Net Total Return Index, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Effective June 28, 2019, the last sentence of the first paragraph of the section of the Prospectus entitled "Details of the Funds—Global Infrastructure Portfolio—Process" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Please retain this supplement for future reference.

  IFIGCREGIPROSUP 6/19

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Global Infrastructure Portfolio (Class IR)

Effective June 28, 2019, the last sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Global Infrastructure Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Effective June 28, 2019, the last sentence of the first paragraph of the section of the Prospectus entitled "Details of the Funds—Global Infrastructure Portfolio—Process" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Please retain this supplement for future reference.

  IFIGICLASSIRPROSPT 6/19